Contingent Liabilites and Commitments (Tables)	12 Months Ended
Aug. 27, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Repurchase Agreements [Table Text Block]
A summary of the activity for the fiscal years stated for repurchased units is as follows:

(Dollars in thousands)	Fiscal 2016	Fiscal 2015 (1)	Fiscal 2014
Inventory repurchased:
Units	29	62	21
Dollars	$1,605	$7,472	$467
Inventory resold:
Units	28	62	20
Cash collected	$1,510	$6,409	$392
Loss recognized	$95	$1,063	$75
Units in ending inventory	1	1	1

(1) A significant number of the units repurchased in Fiscal 2015 were attributable to a single dealership for which we had established a specific repurchase loss reserve in Fiscal 2014.

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Minimum future lease commitments under noncancelable lease agreements in excess of one year as of August 27, 2016 are as follows:

(In thousands)		Amount
Year Ended:	2017	$128
	2018	77
	2019	60
	2020	6
	2021	4
	Total	$275